Schedule of Investments(a)
Invesco ESG NASDAQ 100 ETF (QQMG)
May 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Communication Services-12.33%
Alphabet, Inc., Class A, (Acquired 10/25/2021 - 05/15/2026; Cost $4,243,459)(b)	17,773	$6,759,783
Alphabet, Inc., Class C, (Acquired 10/25/2021 - 05/15/2026; Cost $3,969,291)(b)	16,598	6,247,985
Charter Communications, Inc., Class A(c)	964	138,864
Comcast Corp., Class A	28,810	716,505
Electronic Arts, Inc.	2,971	599,310
Meta Platforms, Inc., Class A	7,058	4,464,255
Netflix, Inc.(c)	49,553	4,262,549
Take-Two Interactive Software, Inc.(c)	1,998	447,872
T-Mobile US, Inc.	9,180	1,721,525
Warner Bros. Discovery, Inc.(c)	28,869	779,752
		26,138,400
Consumer Discretionary-11.52%
Airbnb, Inc., Class A(c)	4,273	569,634
Amazon.com, Inc.(c)	38,252	10,352,521
Booking Holdings, Inc.	8,852	1,482,090
DoorDash, Inc., Class A(c)	2,955	470,702
Marriott International, Inc., Class A	2,391	898,060
MercadoLibre, Inc. (Brazil)(c)	476	807,129
O’Reilly Automotive, Inc.(c)	9,924	862,197
PDD Holdings, Inc., ADR (China)(c)	4,382	370,016
Ross Stores, Inc.	2,753	637,953
Starbucks Corp.	9,595	951,440
Tesla, Inc.(c)	16,112	7,021,449
		24,423,191
Consumer Staples-5.57%
Coca-Cola Europacific Partners PLC (United Kingdom)	4,539	411,642
Costco Wholesale Corp.	2,877	2,751,333
Keurig Dr Pepper, Inc.	10,134	304,324
Kraft Heinz Co. (The)	7,236	173,736
Mondelez International, Inc., Class A	10,984	671,891
Monster Beverage Corp.(c)	4,557	401,381
PepsiCo, Inc.	13,829	1,994,003
Walmart, Inc.	43,973	5,089,875
		11,798,185
Financials-0.17%
PayPal Holdings, Inc.	7,929	354,823
Health Care-3.41%
Alnylam Pharmaceuticals, Inc.(c)	851	256,985
Amgen, Inc.	4,449	1,498,379
Dexcom, Inc.(c)	3,252	239,802
GE HealthCare Technologies, Inc.	4,414	275,169
Gilead Sciences, Inc.	10,105	1,358,415
IDEXX Laboratories, Inc.(c)	856	482,382
Insmed, Inc.(c)	1,278	136,631
Intuitive Surgical, Inc.(c)	3,402	1,444,625
Regeneron Pharmaceuticals, Inc.	980	602,484
Vertex Pharmaceuticals, Inc.(c)	2,102	940,729
		7,235,601
Industrials-2.19%
Automatic Data Processing, Inc.	4,287	951,028
Cintas Corp.	4,008	686,410
Copart, Inc.(c)	9,439	309,316
Fastenal Co.	11,157	493,139
Ferrovial N.V.(d)	6,705	456,007
Old Dominion Freight Line, Inc.	2,097	472,140
	Shares	Value
Industrials-(continued)
PACCAR, Inc.	2,051	$226,369
Paychex, Inc.	3,348	324,689
Thomson Reuters Corp. (Canada)(d)	5,631	487,138
Verisk Analytics, Inc.	1,374	240,436
		4,646,672
Information Technology-63.21%
Adobe, Inc.(c)	4,582	1,187,700
Advanced Micro Devices, Inc.(c)	19,489	10,058,273
Apple, Inc.	55,495	17,317,770
Applied Materials, Inc.	9,297	4,184,208
AppLovin Corp., Class A(c)	3,162	1,938,591
ARM Holdings PLC, ADR(c)	647	228,579
ASML Holding N.V., New York Shares (Netherlands)	1,149	1,853,061
Autodesk, Inc.(c)	2,175	503,099
Broadcom, Inc.	14,386	6,427,233
Cadence Design Systems, Inc.(c)	2,958	1,109,043
Cisco Systems, Inc.	49,602	5,973,073
Cognizant Technology Solutions Corp., Class A	4,876	271,861
CrowdStrike Holdings, Inc., Class A(c)	2,314	1,691,534
Datadog, Inc., Class A(c)	3,277	810,566
Fortinet, Inc.(c)	7,597	1,048,158
Intel Corp.(c)	44,070	5,053,948
Intuit, Inc.	3,105	1,029,401
KLA Corp.	1,483	2,849,896
Lam Research Corp.	14,203	4,519,111
Marvell Technology, Inc.	9,563	1,960,415
Microchip Technology, Inc.	3,806	360,238
Micron Technology, Inc.	9,688	9,407,048
Microsoft Corp.	29,050	13,079,472
Monolithic Power Systems, Inc.	473	740,817
NVIDIA Corp.	102,139	21,565,628
NXP Semiconductors N.V. (Netherlands)	2,548	818,800
Palantir Technologies, Inc., Class A(c)	18,350	2,872,509
Palo Alto Networks, Inc.(c)	9,602	2,704,787
QUALCOMM, Inc.	10,621	2,666,083
Roper Technologies, Inc.	803	261,401
Seagate Technology Holdings PLC	2,500	2,199,500
Shopify, Inc., Class A (Canada)(c)	8,053	955,972
Strategy, Inc., Class A(c)	2,296	365,271
Synopsys, Inc.(c)	1,931	918,422
Texas Instruments, Inc.	7,805	2,385,832
Western Digital Corp.	4,037	2,144,495
Workday, Inc., Class A(c)	2,292	335,067
Zscaler, Inc.(c)	1,448	202,329
		133,999,191
Materials-1.34%
Linde PLC	5,728	2,850,768
Utilities-0.20%
Exelon Corp.	9,415	429,701
Total Common Stocks & Other Equity Interests (Cost $154,092,659)		211,876,532
See accompanying notes which are an integral part of this schedule.

Invesco ESG NASDAQ 100 ETF (QQMG)—(continued)
May 31, 2026
(Unaudited)
	Shares	Value
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 3.53%(e)(f) (Cost $88,597)	88,597	$88,597
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $154,181,256)		211,965,129
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.09%
Invesco Private Government Fund, 3.58%(e)(f)(g)	56,930	56,930
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 3.75%(e)(f)(g)	133,278	$133,305
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $190,235)		190,235
TOTAL INVESTMENTS IN SECURITIES-100.07% (Cost $154,371,491)		212,155,364
OTHER ASSETS LESS LIABILITIES-(0.07)%		(154,397)
NET ASSETS-100.00%		$212,000,967

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Restricted security. The aggregate value of these securities at May 31, 2026 was $13,007,768, which represented 6.14% of the Fund’s Net Assets.
(c)	Non-income producing security.
(d)	All or a portion of this security was out on loan at May 31, 2026.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$18,764	$880,804	$(810,971)	$-	$-	$88,597	$1,951
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	34,252	5,971,045	(5,948,367)	-	-	56,930	3,610 *
Invesco Private Prime Fund	89,034	11,414,288	(11,370,016)	(3)	2	133,305	9,558 *
Total	$142,050	$18,266,137	$(18,129,354)	$(3)	$2	$278,832	$15,119

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of May 31, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco NASDAQ 100 ETF (QQQM)
May 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.84%
Communication Services-13.40%
Alphabet, Inc., Class A, (Acquired 06/05/2023 - 05/29/2026; Cost $1,878,630,728)(b)	8,985,189	$3,417,426,784
Alphabet, Inc., Class C, (Acquired 06/22/2021 - 05/29/2026; Cost $1,752,322,274)(b)	8,393,098	3,159,413,880
Charter Communications, Inc., Class A(c)(d)	540,671	77,883,658
Comcast Corp., Class A	15,284,373	380,122,356
Electronic Arts, Inc.	1,065,705	214,974,013
Meta Platforms, Inc., Class A	4,551,960	2,879,160,220
Netflix, Inc.(c)	17,989,808	1,547,483,284
Take-Two Interactive Software, Inc.(c)	788,946	176,850,135
T-Mobile US, Inc.	4,695,120	880,475,854
Warner Bros. Discovery, Inc.(c)	10,563,355	285,316,218
		13,019,106,402
Consumer Discretionary-11.39%
Airbnb, Inc., Class A(c)	1,803,933	240,482,308
Amazon.com, Inc.(c)	16,567,752	4,483,896,401
Booking Holdings, Inc.	3,373,048	564,749,427
DoorDash, Inc., Class A(c)	1,746,451	278,192,180
Marriott International, Inc., Class A	1,128,474	423,854,834
MercadoLibre, Inc. (Brazil)(c)	216,098	366,426,574
O’Reilly Automotive, Inc.(c)	3,571,623	310,302,606
PDD Holdings, Inc., ADR (China)(c)	2,844,966	240,228,929
Ross Stores, Inc.	1,377,616	319,234,956
Starbucks Corp.	4,852,851	481,208,705
Tesla, Inc.(c)	7,703,011	3,356,895,164
		11,065,472,084
Consumer Staples-6.42%
Coca-Cola Europacific Partners PLC (United Kingdom)(d)	1,951,618	176,992,237
Costco Wholesale Corp.	1,891,119	1,808,514,922
Keurig Dr Pepper, Inc.(d)	5,787,713	173,805,021
Kraft Heinz Co. (The)	5,048,817	121,222,096
Mondelez International, Inc., Class A	5,460,013	333,988,995
Monster Beverage Corp.(c)	4,166,665	366,999,853
PepsiCo, Inc.	5,823,308	839,662,781
Walmart, Inc.	20,823,604	2,410,332,163
		6,231,518,068
Energy-0.51%
Baker Hughes Co., Class A	4,209,495	268,902,541
Diamondback Energy, Inc.(d)	1,201,753	230,111,664
		499,014,205
Financials-0.18%
PayPal Holdings, Inc.	3,921,682	175,495,270
Health Care-3.69%
Alnylam Pharmaceuticals, Inc.(c)	565,107	170,651,012
Amgen, Inc.	2,296,212	773,341,240
Dexcom, Inc.(c)	1,639,885	120,925,120
GE HealthCare Technologies, Inc.	1,941,316	121,021,639
Gilead Sciences, Inc.	5,287,482	710,796,205
IDEXX Laboratories, Inc.(c)	339,403	191,263,773
Insmed, Inc.(c)	918,300	98,175,453
Intuitive Surgical, Inc.(c)	1,512,432	642,239,124
Regeneron Pharmaceuticals, Inc.	442,663	272,140,359
Vertex Pharmaceuticals, Inc.(c)	1,082,129	484,296,013
		3,584,849,938
	Shares	Value
Industrials-3.34%
Automatic Data Processing, Inc.	1,715,246	$380,510,173
Axon Enterprise, Inc.(c)(d)	342,631	153,745,382
Cintas Corp.	1,703,103	291,673,420
Copart, Inc.(c)	4,123,177	135,116,510
CSX Corp.	7,920,725	358,492,014
Fastenal Co.	4,891,175	216,189,935
Ferrovial N.V.(d)	3,064,540	208,419,366
Honeywell International, Inc.	2,707,786	644,073,978
Old Dominion Freight Line, Inc.	887,914	199,913,837
PACCAR, Inc.	2,239,943	247,222,509
Paychex, Inc.	1,529,093	148,291,439
Thomson Reuters Corp. (Canada)(d)	1,867,324	161,542,221
Verisk Analytics, Inc.	587,584	102,821,324
		3,248,012,108
Information Technology-58.72%
Adobe, Inc.(c)	1,736,081	450,009,556
Advanced Micro Devices, Inc.(c)	6,946,635	3,585,158,323
Analog Devices, Inc.	2,080,220	860,899,047
Apple, Inc.	22,657,937	7,070,635,820
Applied Materials, Inc.	3,381,561	1,521,905,344
AppLovin Corp., Class A(c)	1,307,986	801,913,137
ARM Holdings PLC, ADR(c)(d)	595,071	210,232,634
ASML Holding N.V., New York Shares (Netherlands)	374,604	604,146,347
Autodesk, Inc.(c)	902,831	208,833,839
Broadcom, Inc.	7,317,650	3,269,306,490
Cadence Design Systems, Inc.(c)	1,176,124	440,964,171
Cisco Systems, Inc.	16,829,704	2,026,632,956
Cognizant Technology Solutions Corp., Class A	2,041,045	113,798,464
CrowdStrike Holdings, Inc., Class A(c)	1,074,051	785,131,281
Datadog, Inc., Class A(c)	1,399,289	346,114,134
Fortinet, Inc.(c)	3,151,889	434,866,125
Intel Corp.(c)	21,282,515	2,440,678,820
Intuit, Inc.	1,178,033	390,553,280
KLA Corp.	558,304	1,072,898,380
Lam Research Corp.	5,320,930	1,693,013,507
Lumentum Holdings, Inc.(c)(d)	304,435	260,279,748
Marvell Technology, Inc.	3,710,673	760,687,965
Microchip Technology, Inc.	2,304,841	218,153,201
Micron Technology, Inc.	4,795,419	4,656,351,849
Microsoft Corp.	11,460,798	5,160,109,691
Monolithic Power Systems, Inc.	209,507	328,131,958
NVIDIA Corp.	37,503,999	7,918,594,349
NXP Semiconductors N.V. (Netherlands)	1,076,531	345,943,237
Palantir Technologies, Inc., Class A(c)	9,762,937	1,528,290,158
Palo Alto Networks, Inc.(c)	3,475,840	979,109,370
QUALCOMM, Inc.	4,546,007	1,141,138,677
Roper Technologies, Inc.	438,593	142,775,179
Sandisk Corp.(c)	628,906	1,065,983,092
Seagate Technology Holdings PLC	928,822	817,177,596
Shopify, Inc., Class A (Canada)(c)	5,221,993	619,902,789
Strategy, Inc., Class A(c)(d)	1,338,023	212,866,079
Synopsys, Inc.(c)	816,245	388,222,556
Texas Instruments, Inc.	3,866,692	1,181,970,411
Western Digital Corp.	1,444,619	767,396,059
Workday, Inc., Class A(c)(d)	907,868	132,721,223
Zscaler, Inc.(c)	684,367	95,626,601
		57,049,123,443
Materials-1.01%
Linde PLC	1,974,588	982,732,702
See accompanying notes which are an integral part of this schedule.

Invesco NASDAQ 100 ETF (QQQM)—(continued)
May 31, 2026
(Unaudited)
	Shares	Value
Utilities-1.18%
American Electric Power Co., Inc.	2,303,697	$291,809,299
Constellation Energy Corp.(d)	1,541,708	443,626,477
Exelon Corp.	4,356,709	198,840,199
Xcel Energy, Inc.(d)	2,657,253	211,251,613
		1,145,527,588
Total Common Stocks & Other Equity Interests (Cost $70,629,522,269)		97,000,851,808
Money Market Funds-0.12%
Invesco Government & Agency Portfolio, Institutional Class, 3.53%(e)(f) (Cost $114,261,336)	114,261,336	114,261,336
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $70,743,783,605)		97,115,113,144
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.32%
Invesco Private Government Fund, 3.58%(e)(f)(g)	84,275,208	$84,275,208
Invesco Private Prime Fund, 3.75%(e)(f)(g)	223,836,410	223,881,177
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $308,156,385)		308,156,385
TOTAL INVESTMENTS IN SECURITIES-100.28% (Cost $71,051,939,990)		97,423,269,529
OTHER ASSETS LESS LIABILITIES-(0.28)%		(271,788,372)
NET ASSETS-100.00%		$97,151,481,157

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Restricted security. The aggregate value of these securities at May 31, 2026 was $6,576,840,664, which represented 6.77% of the Fund’s Net Assets.
(c)	Non-income producing security.
(d)	All or a portion of this security was out on loan at May 31, 2026.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$47,009,174	$676,230,897	$(608,978,735)	$-	$-	$114,261,336	$2,379,460
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	255,981,103	2,850,665,327	(3,022,371,222)	-	-	84,275,208	5,213,761 *
Invesco Private Prime Fund	689,509,854	5,641,493,393	(6,107,074,233)	(43,120)	(4,717)	223,881,177	14,203,226 *
Total	$992,500,131	$9,168,389,617	$(9,738,424,190)	$(43,120)	$(4,717)	$422,417,721	$21,796,447

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of May 31, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.

See accompanying notes which are an integral part of this schedule.

Invesco NASDAQ 100 ETF (QQQM)—(continued)
May 31, 2026
(Unaudited)
Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation
Equity Risk
CME E-Mini NASDAQ 100 Index Future	235	June-2026	$142,904,675	$26,471,428	$26,471,428
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco NASDAQ Future Gen 200 ETF (QQQS)
May 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Communication Services-4.06%
Bandwidth, Inc., Class A(b)	5,324	$345,900
EchoStar Corp., Class A(b)(c)	683	88,237
Gogo, Inc.(b)(c)	18,600	85,002
iHeartMedia, Inc., Class A(b)(c)	24,172	104,181
iQIYI, Inc., ADR (China)(b)	49,167	56,051
JOYY, Inc., ADR (China)	1,319	88,940
		768,311
Consumer Discretionary-6.76%
BRP, Inc.	1,073	61,987
Fossil Group, Inc.(b)(c)	16,810	73,628
Fox Factory Holding Corp.(b)	4,678	84,391
Garrett Motion, Inc. (Switzerland)	3,869	126,748
Gentex Corp.(c)	3,361	81,202
Gentherm, Inc.(b)	2,401	83,291
Goodyear Tire & Rubber Co. (The)(b)(c)	9,536	58,170
GoPro, Inc., Class A(b)	81,277	101,596
Helen of Troy Ltd.(b)	4,461	121,072
Johnson Outdoors, Inc., Class A	1,627	72,825
Lovesac Co. (The)(b)(c)	6,167	94,848
MasterCraft Boat Holdings, Inc.(b)	3,629	84,519
Matthews International Corp., Class A(c)	2,995	79,487
Newell Brands, Inc.	17,290	58,786
Sleep Number Corp.(b)(c)	12,752	15,175
Sonos, Inc.(b)	5,109	80,620
		1,278,345
Consumer Staples-0.73%
Central Garden & Pet Co.(b)	2,008	77,268
Niagen Bioscience, Inc.(b)(c)	15,577	60,127
		137,395
Energy-0.86%
DMC Global, Inc.(b)	13,358	90,968
Geospace Technologies Corp.(b)	8,581	71,222
		162,190
Health Care-42.28%
10X Genomics, Inc., Class A(b)(c)	3,412	96,577
Accuray, Inc.(b)	136,225	51,548
Aclaris Therapeutics, Inc.(b)(c)	27,520	125,216
Agios Pharmaceuticals, Inc.(b)(c)	2,604	76,558
Akebia Therapeutics, Inc.(b)	60,047	61,248
Aldeyra Therapeutics, Inc.(b)	14,408	25,214
Alector, Inc.(b)	32,375	69,930
Align Technology, Inc.(b)	415	72,604
Alkermes PLC(b)(c)	2,614	110,285
Allogene Therapeutics, Inc.(b)	28,298	61,407
Altimmune, Inc.(b)(c)	18,251	55,666
AngioDynamics, Inc.(b)	6,877	78,948
Anika Therapeutics, Inc.(b)	5,477	79,581
Arbutus Biopharma Corp.(b)	16,883	76,986
Ardelyx, Inc.(b)(c)	12,010	72,540
Arvinas, Inc.(b)	5,929	53,242
AtriCure, Inc.(b)(c)	2,518	69,673
Autolus Therapeutics PLC, ADR (United Kingdom)(b)(c)	46,006	86,031
Axogen, Inc.(b)	2,485	98,108
Azenta, Inc.(b)(c)	2,916	66,718
Bicycle Therapeutics PLC, ADR (United Kingdom)(b)(c)	13,729	64,389
BioCryst Pharmaceuticals, Inc.(b)(c)	9,044	80,582
Bioventus, Inc., Class A(b)(c)	8,959	76,241
	Shares	Value
Health Care-(continued)
Bruker Corp.(c)	1,963	$115,601
C4 Therapeutics, Inc.(b)	29,138	127,333
Caribou Biosciences, Inc.(b)	41,401	97,706
Cartesian Therapeutics, Inc., Rts., expiring 12/31/2049(b)(d)	27,325	3,728
Cassava Sciences, Inc.(b)(c)	34,503	53,135
Cerus Corp.(b)	30,731	93,422
ClearPoint Neuro, Inc.(b)(c)	6,260	79,314
Codexis, Inc.(b)	77,985	216,018
Coherus Oncology, Inc.(b)(c)	47,100	74,889
CryoPort, Inc.(b)	9,383	147,219
CytomX Therapeutics, Inc.(b)	14,651	52,744
DENTSPLY SIRONA, Inc.	5,360	56,119
Editas Medicine, Inc.(b)(c)	35,946	124,373
Embecta Corp.	7,667	25,914
Enanta Pharmaceuticals, Inc.(b)(c)	5,502	72,406
Enlivex Ltd. (Israel)(b)(c)	68,409	55,432
Fate Therapeutics, Inc.(b)	53,155	150,960
Galectin Therapeutics, Inc.(b)(c)	26,400	66,528
Geron Corp.(b)	46,827	58,534
Heron Therapeutics, Inc.(b)(c)	66,108	57,521
ICU Medical, Inc.(b)	522	70,674
Innoviva, Inc.(b)	3,427	73,406
Inogen, Inc.(b)	12,893	83,676
Integra LifeSciences Holdings Corp.(b)	6,914	110,901
Iovance Biotherapeutics, Inc.(b)(c)	20,381	83,562
Ironwood Pharmaceuticals, Inc.(b)	23,003	82,121
Jazz Pharmaceuticals PLC(b)	415	98,143
Journey Medical Corp.(b)(c)	9,629	60,759
KalVista Pharmaceuticals, Inc.(b)	4,836	129,943
Lexicon Pharmaceuticals, Inc.(b)(c)	53,584	116,813
Ligand Pharmaceuticals, Inc.(b)	398	92,320
LivaNova PLC(b)(c)	1,115	82,287
MannKind Corp.(b)	23,985	90,423
Maravai LifeSciences Holdings, Inc., Class A(b)	22,223	106,670
Masimo Corp.(b)	450	80,303
MaxCyte, Inc.(b)(c)	96,964	117,326
MediWound Ltd. (Israel)(b)(c)	4,548	65,173
MeiraGTx Holdings PLC(b)	10,406	110,824
Merit Medical Systems, Inc.(b)	1,020	64,321
Microbot Medical, Inc.(b)(c)	32,643	66,265
Milestone Pharmaceuticals, Inc. (Canada)(b)	46,006	65,329
MiMedx Group, Inc.(b)(c)	16,088	59,204
Myriad Genetics, Inc.(b)	17,055	67,708
Neogen Corp.(b)	7,022	62,987
Neuronetics, Inc.(b)(c)	58,708	90,410
NovaBridge Biosciences, ADR (China)(b)(c)	23,985	44,132
Novocure Ltd.(b)(c)	5,785	98,576
Omeros Corp.(b)(c)	6,529	72,080
OmniAb, Inc., Rts., expiring 11/02/2027(b)(d)	83	0
OmniAb, Inc., Rts., expiring 11/02/2027(b)(d)	83	0
Omnicell, Inc.(b)	1,916	84,572
OPKO Health, Inc.(b)(c)	65,559	95,716
OraSure Technologies, Inc.(b)(c)	24,975	107,393
Orthofix Medical, Inc.(b)(c)	5,814	53,896
OrthoPediatrics Corp.(b)(c)	4,102	70,431
Ovid therapeutics, Inc.(b)	48,460	132,296
Pacific Biosciences of California, Inc.(b)(c)	46,827	69,772
Pacira BioSciences, Inc.(b)	3,600	83,592
Pro-Dex, Inc.(b)	1,783	115,485
ProQR Therapeutics N.V. (Netherlands)(b)(c)	49,479	78,177
Prothena Corp. PLC (Ireland)(b)(c)	9,071	92,343
See accompanying notes which are an integral part of this schedule.

Invesco NASDAQ Future Gen 200 ETF (QQQS)—(continued)
May 31, 2026
(Unaudited)
	Shares	Value
Health Care-(continued)
Quanterix Corp.(b)	12,010	$36,751
Sarepta Therapeutics, Inc.(b)(c)	4,702	84,025
Shattuck Labs, Inc.(b)(c)	20,151	119,898
SI-BONE, Inc.(b)(c)	5,069	71,473
SIGA Technologies, Inc.(c)	13,746	64,331
Spero Therapeutics, Inc.(b)	36,438	103,120
Standard BioTools, Inc.(b)	69,619	80,062
Tactile Systems Technology, Inc.(b)(c)	2,685	66,078
Tandem Diabetes Care, Inc.(b)(c)	3,109	53,475
Theravance Biopharma, Inc.(b)	4,310	69,219
Vanda Pharmaceuticals, Inc.(b)(c)	8,828	56,941
Varex Imaging Corp.(b)	5,974	61,114
Vir Biotechnology, Inc.(b)(c)	8,654	82,559
Voyager Therapeutics, Inc.(b)	19,187	74,254
Xencor, Inc.(b)(c)	6,160	73,181
XOMA Royalty Corp.(b)(c)	3,085	128,675
		7,993,353
Industrials-4.78%
Ballard Power Systems, Inc. (Canada)(b)	36,819	231,592
Columbus McKinnon Corp.(c)	4,144	66,138
Conduent, Inc.(b)	53,877	93,207
Energy Recovery, Inc.(b)	7,537	61,578
Innovative Solutions and Support, Inc.(b)(c)	3,034	52,306
Kornit Digital Ltd. (Israel)(b)	5,146	83,005
Lyft, Inc., Class A(b)(c)	5,722	80,738
MillerKnoll, Inc.	3,907	63,215
Stratasys Ltd.(b)	8,169	86,101
TTEC Holdings, Inc.(b)(c)	31,464	85,582
		903,462
Information Technology-39.14%
8x8, Inc.(b)	36,762	76,097
Aehr Test Systems(b)(c)	2,104	194,262
Agora, Inc., ADR (China)(b)	16,847	69,073
Allegro MicroSystems, Inc.(b)(c)	2,157	103,256
Allot Ltd. (Israel)(b)	12,432	101,445
Alpha & Omega Semiconductor Ltd.(b)	3,749	170,017
Amkor Technology, Inc.	1,646	114,496
Arbe Robotics Ltd. (Israel)(b)(c)	95,671	105,238
AudioEye, Inc.(b)(c)	11,534	88,581
Aurora Innovation, Inc.(b)(c)	16,831	123,540
Aviat Networks, Inc.(b)(c)	3,137	55,745
Axcelis Technologies, Inc.(b)(c)	955	143,642
AXT, Inc.(b)(c)	2,080	214,573
Canadian Solar, Inc. (Canada)(b)(c)	4,441	84,335
Cirrus Logic, Inc.(b)	558	94,832
Cognex Corp.	1,450	95,483
Cohu, Inc.(b)(c)	2,610	137,678
Commvault Systems, Inc.(b)(c)	927	110,081
Digimarc Corp.(b)(c)	17,886	262,924
Diodes, Inc.(b)	1,155	121,645
Dropbox, Inc., Class A(b)(c)	3,147	84,591
Entegris, Inc.	595	82,580
Everspin Technologies, Inc.(b)(c)	7,306	192,732
GSI Technology, Inc.(b)(c)	9,658	95,856
Himax Technologies, Inc., ADR (Taiwan)	10,818	222,526
Immersion Corp.	12,874	83,424
Innoviz Technologies Ltd. (Israel)(b)(c)	92,238	70,387
InterDigital, Inc.	215	54,199
IPG Photonics Corp.(b)	598	68,483
Itron, Inc.(b)	844	69,613
Kopin Corp.(b)(c)	35,641	203,510
	Shares	Value
Information Technology-(continued)
Kulicke & Soffa Industries, Inc. (Singapore)	1,129	$115,034
Lantronix, Inc.(b)(c)	13,235	99,924
Lattice Semiconductor Corp.(b)	826	121,488
Littelfuse, Inc.	224	104,579
MaxLinear, Inc.(b)	4,523	420,322
MicroVision, Inc.(b)(c)	100,716	61,104
Mitek Systems, Inc.(b)(c)	5,394	92,669
MKS, Inc.	324	105,060
NETGEAR, Inc.(b)	3,820	99,282
nLight, Inc.(b)	1,403	103,990
Open Text Corp. (Canada)	3,176	75,716
Power Integrations, Inc.	1,643	138,012
Qorvo, Inc.(b)	949	98,278
Rambus, Inc.(b)	792	115,204
Rapid7, Inc.(b)(c)	12,647	105,982
Ribbon Communications, Inc.(b)(c)	35,277	108,653
Semtech Corp.(b)	875	133,473
Silicon Laboratories, Inc.(b)	385	83,776
Silicon Motion Technology Corp., ADR (Taiwan)	609	168,614
Skyworks Solutions, Inc.	1,321	102,840
SolarEdge Technologies, Inc.(b)(c)	2,226	169,955
Synaptics, Inc.(b)(c)	966	132,612
Turtle Beach Corp.(b)	6,274	81,813
Universal Display Corp.	737	67,892
Veeco Instruments, Inc.(b)(c)	2,578	148,596
Viasat, Inc.(b)	1,720	138,666
Viavi Solutions, Inc.(b)(c)	2,652	128,781
Vistance Networks, Inc.(b)	9,213	114,978
Vuzix Corp.(b)(c)	27,221	125,217
Xerox Holdings Corp.(c)	43,921	142,304
		7,399,658
Materials-1.32%
Arq, Inc.(b)	22,412	61,857
Bioceres Crop Solutions Corp. (Argentina)(b)	140,482	62,641
Innospec, Inc.	1,027	85,179
Mercer International, Inc. (Germany)(c)	43,704	40,645
		250,322
Total Common Stocks & Other Equity Interests (Cost $14,822,924)		18,893,036
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 3.53%(e)(f) (Cost $3,422)	3,422	3,422
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $14,826,346)		18,896,458
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-31.13%
Invesco Private Government Fund, 3.58%(e)(f)(g)	1,583,656	1,583,656
See accompanying notes which are an integral part of this schedule.

Invesco NASDAQ Future Gen 200 ETF (QQQS)—(continued)
May 31, 2026
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 3.75%(e)(f)(g)	4,300,086	$4,300,946
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,884,491)		5,884,602
TOTAL INVESTMENTS IN SECURITIES-131.08% (Cost $20,710,837)		24,781,060
OTHER ASSETS LESS LIABILITIES-(31.08)%		(5,875,866)
NET ASSETS-100.00%		$18,905,194

Investment Abbreviations:
ADR	-American Depositary Receipt
Rts.	-Rights

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2026.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$3,217	$611,660	$(611,455)	$-	$-	$3,422	$349
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	368,246	5,238,291	(4,022,881)	-	-	1,583,656	26,708 *
Invesco Private Prime Fund	958,237	11,218,124	(7,875,079)	51	(387)	4,300,946	71,727 *
Total	$1,329,700	$17,068,075	$(12,509,415)	$51	$(387)	$5,888,024	$98,784

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of May 31, 2026.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco NASDAQ Next Gen 100 ETF (QQQJ)
May 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Communication Services-6.10%
AST SpaceMobile, Inc.(b)(c)	146,637	$16,630,102
Baidu, Inc., ADR (China)(b)(c)	56,634	7,663,146
Fox Corp., Class A	103,661	6,626,011
Fox Corp., Class B	115,932	6,653,337
Liberty Media Corp.-Liberty Formula One(b)	115,572	10,492,782
Liberty Media Corp.-Liberty Formula One(b)(c)	12,417	1,042,780
News Corp., Class A	191,240	4,991,364
News Corp., Class B(c)	95,734	2,854,788
Paramount Skydance Corp.(c)	557,934	5,919,680
Trade Desk, Inc. (The), Class A(b)(c)	223,610	4,821,032
		67,695,022
Consumer Discretionary-10.36%
Domino’s Pizza, Inc.	17,369	5,394,464
DraftKings, Inc., Class A(b)	254,423	6,230,819
eBay, Inc.	231,281	25,272,075
Expedia Group, Inc.	60,323	13,620,330
H World Group Ltd., ADR (China)(c)	70,699	3,173,678
JD.com, Inc., ADR (China)(c)	246,755	7,113,947
Liberty Live Holdings, Inc., Class A(b)(c)	13,133	1,264,971
Liberty Live Holdings, Inc., Class C(b)(c)	32,964	3,266,732
lululemon athletica, Inc.(b)(c)	57,953	7,602,275
Rivian Automotive, Inc., Class A(b)(c)	637,841	10,396,808
Tractor Supply Co.	271,387	8,556,832
Trip.com Group Ltd., ADR (China)(b)(c)	127,136	6,030,061
Ulta Beauty, Inc.(b)	22,894	11,649,612
Wynn Resorts Ltd.(c)	53,706	5,436,121
		115,008,725
Consumer Staples-3.91%
Casey’s General Stores, Inc.	19,146	14,687,663
Dollar Tree, Inc.(b)(c)	102,523	11,937,778
Kimberly-Clark Corp.	171,379	16,726,590
		43,352,031
Energy-1.04%
Expand Energy Corp.	124,101	11,538,911
Financials-2.41%
Affirm Holdings, Inc.(b)(c)	150,975	11,119,309
Fiserv, Inc.(b)	276,082	15,615,198
		26,734,507
Health Care-18.70%
argenx SE, ADR (Netherlands)(b)	14,645	12,243,074
Ascendis Pharma A/S (Denmark)(b)	31,756	7,116,837
Biogen, Inc.(b)	75,778	14,852,488
BioNTech SE, ADR (Germany)(b)(c)	58,878	5,649,344
BridgeBio Pharma, Inc.(b)(c)	100,085	6,631,632
Cooper Cos., Inc. (The)(b)	100,712	6,164,582
Guardant Health, Inc.(b)	67,716	8,782,088
ICON PLC(b)	39,452	5,368,234
Illumina, Inc.(b)	78,851	12,849,559
Incyte Corp.(b)	102,660	9,931,328
Insulet Corp.(b)	36,374	5,272,048
Ionis Pharmaceuticals, Inc.(b)(c)	85,316	6,526,674
Madrigal Pharmaceuticals, Inc.(b)(c)	11,857	5,896,130
Medpace Holdings, Inc.(b)	14,661	6,555,080
Natera, Inc.(b)	73,183	16,346,887
Neurocrine Biosciences, Inc.(b)	51,777	8,196,299
Revolution Medicines, Inc.(b)	102,328	16,114,613
	Shares	Value
Health Care-(continued)
Roivant Sciences Ltd.(b)	369,154	$11,070,928
Royalty Pharma PLC, Class A(c)	220,975	12,321,566
Sanofi S.A., ADR	126,350	5,517,705
Summit Therapeutics, Inc.(b)(c)	400,245	7,020,297
Tempus AI, Inc.(b)(c)	89,735	4,528,925
United Therapeutics Corp.(b)	22,597	12,582,462
		207,538,780
Industrials-12.82%
AeroVironment, Inc.(b)(c)	25,777	5,342,025
C.H. Robinson Worldwide, Inc.	61,250	10,942,312
Elbit Systems Ltd. (Israel)	23,940	21,088,507
FTAI Aviation Ltd.(c)	52,876	13,765,738
Grab Holdings Ltd., Class A (Singapore)(b)	2,047,035	7,246,504
J.B. Hunt Transport Services, Inc.	48,853	13,504,435
Kratos Defense & Security Solutions, Inc.(b)	95,379	6,116,655
Lincoln Electric Holdings, Inc.	28,248	7,301,826
Nextpower, Inc., Class A(b)	76,570	11,975,548
Nordson Corp.	28,818	8,280,276
Ryanair Holdings PLC, ADR (Italy)(c)	111,041	6,749,072
United Airlines Holdings, Inc.(b)	166,983	19,169,648
Woodward, Inc.	30,724	10,754,322
		142,236,868
Information Technology-39.05%
Akamai Technologies, Inc.(b)	74,801	11,185,742
Astera Labs, Inc.(b)	87,885	30,131,372
CDW Corp.	66,593	8,354,092
Check Point Software Technologies Ltd. (Israel)(b)	55,415	7,483,796
CoreWeave, Inc., Class A(b)(c)	228,680	25,047,320
Credo Technology Group Holding Ltd.(b)	89,311	21,080,075
DocuSign, Inc.(b)	103,444	5,432,879
F5, Inc.(b)	29,155	11,179,485
First Solar, Inc.(b)	55,391	16,993,405
Flex Ltd.(b)	189,801	28,618,195
Gen Digital, Inc.(c)	312,378	8,056,229
GLOBALFOUNDRIES, Inc.(b)(c)	286,964	22,948,511
IREN Ltd. (Australia)(b)(c)	171,413	10,891,582
Logitech International S.A., Class R (Switzerland)(c)	75,690	9,224,340
MACOM Technology Solutions Holdings, Inc.(b)	38,738	14,125,424
MongoDB, Inc.(b)	42,019	14,099,475
Nebius Group N.V., Class A (Netherlands)(b)(c)	113,294	26,181,111
NetApp, Inc.	101,872	17,755,271
Nutanix, Inc., Class A(b)	139,577	7,267,774
Okta, Inc.(b)(c)	87,420	10,776,263
ON Semiconductor Corp.(b)	203,396	24,533,626
PTC, Inc.(b)(c)	61,359	8,512,334
SS&C Technologies Holdings, Inc.	124,570	8,410,966
Super Micro Computer, Inc.(b)(c)	309,292	14,255,268
Teradyne, Inc.	80,820	30,251,734
Trimble, Inc.(b)	120,716	6,809,590
VeriSign, Inc.	47,337	13,509,033
Zebra Technologies Corp., Class A(b)	25,397	6,187,471
Zoom Communications, Inc., Class A(b)	137,322	13,950,542
		433,252,905
See accompanying notes which are an integral part of this schedule.

Invesco NASDAQ Next Gen 100 ETF (QQQJ)—(continued)
May 31, 2026
(Unaudited)
	Shares	Value
Materials-2.64%
Royal Gold, Inc.	43,754	$9,821,898
Steel Dynamics, Inc.	74,787	19,455,838
		29,277,736
Real Estate-0.38%
Zillow Group, Inc., Class A(b)(c)	23,586	834,001
Zillow Group, Inc., Class C(b)	97,021	3,395,735
		4,229,736
Utilities-2.56%
Alliant Energy Corp.(c)	132,566	9,493,051
Evergy, Inc.(c)	118,721	9,739,871
Talen Energy Corp.(b)	23,589	9,124,225
		28,357,147
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $865,996,475)		1,109,222,368
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-18.73%
Invesco Private Government Fund, 3.58%(d)(e)(f)	56,756,104	$56,756,104
Invesco Private Prime Fund, 3.75%(d)(e)(f)	150,994,350	151,024,549
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $207,775,858)		207,780,653
TOTAL INVESTMENTS IN SECURITIES-118.70% (Cost $1,073,772,333)		1,317,003,021
OTHER ASSETS LESS LIABILITIES-(18.70)%		(207,468,563)
NET ASSETS-100.00%		$1,109,534,458

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2026.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$9,230,495	$(9,230,495)	$-	$-	$-	$10,233
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	24,344,293	370,103,143	(337,691,332)	-	-	56,756,104	973,547 *
Invesco Private Prime Fund	64,666,970	688,529,124	(602,157,908)	630	(14,267)	151,024,549	2,618,821 *
Total	$89,011,263	$1,067,862,762	$(949,079,735)	$630	$(14,267)	$207,780,653	$3,602,601

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco QQQ Equal Weight ETF (QEW)
May 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.73%
Communication Services-7.28%
Alphabet, Inc., Class A, (Acquired 03/16/2026 - 05/22/2026; Cost $150,077)(b)	405	$154,038
Alphabet, Inc., Class C, (Acquired 03/16/2026 - 05/22/2026; Cost $150,775)(b)	410	154,336
Charter Communications, Inc., Class A(c)	1,150	165,658
Comcast Corp., Class A	8,410	209,157
Electronic Arts, Inc.	1,220	246,098
Meta Platforms, Inc., Class A	410	259,329
Netflix, Inc.(c)	2,660	228,813
Take-Two Interactive Software, Inc.(c)	1,217	272,803
T-Mobile US, Inc.	1,170	219,410
Warner Bros. Discovery, Inc.(c)	8,900	240,389
		2,150,031
Consumer Discretionary-9.73%
Airbnb, Inc., Class A(c)	1,900	253,289
Amazon.com, Inc.(c)	1,190	322,061
Booking Holdings, Inc.	1,410	236,076
DoorDash, Inc., Class A(c)	1,560	248,492
Marriott International, Inc., Class A	763	286,583
MercadoLibre, Inc. (Brazil)(c)	149	252,652
O’Reilly Automotive, Inc.(c)	2,800	243,264
PDD Holdings, Inc., ADR (China)(c)	2,540	214,478
Ross Stores, Inc.	1,155	267,648
Starbucks Corp.	2,630	260,791
Tesla, Inc.(c)	663	288,929
		2,874,263
Consumer Staples-6.96%
Coca-Cola Europacific Partners PLC (United Kingdom)	2,660	241,235
Costco Wholesale Corp.	251	240,036
Keurig Dr Pepper, Inc.	9,160	275,075
Kraft Heinz Co. (The)	11,310	271,553
Mondelez International, Inc., Class A	4,340	265,478
Monster Beverage Corp.(c)	3,310	291,545
PepsiCo, Inc.	1,621	233,732
Walmart, Inc.	2,050	237,288
		2,055,942
Energy-1.69%
Baker Hughes Co., Class A	4,040	258,075
Diamondback Energy, Inc.	1,270	243,180
		501,255
Financials-0.84%
PayPal Holdings, Inc.	5,550	248,362
Health Care-7.75%
Alnylam Pharmaceuticals, Inc.(c)	780	235,544
Amgen, Inc.	700	235,753
Dexcom, Inc.(c)	3,650	269,151
GE HealthCare Technologies, Inc.	3,500	218,190
Gilead Sciences, Inc.	1,780	239,286
IDEXX Laboratories, Inc.(c)	423	238,373
Insmed, Inc.(c)	1,790	191,369
Intuitive Surgical, Inc.(c)	510	216,566
Regeneron Pharmaceuticals, Inc.	333	204,722
Vertex Pharmaceuticals, Inc.(c)	537	240,329
		2,289,283
Industrials-11.01%
Automatic Data Processing, Inc.	1,170	259,553
Axon Enterprise, Inc.(c)	490	219,873
	Shares	Value
Industrials-(continued)
Cintas Corp.	1,360	$232,914
Copart, Inc.(c)	7,430	243,481
CSX Corp.	6,390	289,211
Fastenal Co.	5,570	246,194
Ferrovial N.V.	3,950	268,640
Honeywell International, Inc.	1,100	261,646
Old Dominion Freight Line, Inc.	1,330	299,449
PACCAR, Inc.	2,190	241,710
Paychex, Inc.	2,640	256,027
Thomson Reuters Corp. (Canada)	2,561	221,552
Verisk Analytics, Inc.	1,210	211,738
		3,251,988
Information Technology-50.29%
Adobe, Inc.(c)	980	254,026
Advanced Micro Devices, Inc.(c)	1,212	625,513
Analog Devices, Inc.	790	326,941
Apple, Inc.	984	307,067
Applied Materials, Inc.	683	307,391
AppLovin Corp., Class A(c)	550	337,199
ARM Holdings PLC, ADR(c)	1,844	651,467
ASML Holding N.V., New York Shares (Netherlands)	185	298,361
Autodesk, Inc.(c)	984	227,609
Broadcom, Inc.	786	351,161
Cadence Design Systems, Inc.(c)	860	322,440
Cisco Systems, Inc.	3,140	378,119
Cognizant Technology Solutions Corp., Class A	3,930	219,117
CrowdStrike Holdings, Inc., Class A(c)	597	436,407
Datadog, Inc., Class A(c)	1,950	482,332
Fortinet, Inc.(c)	2,997	413,496
Intel Corp.(c)	5,560	637,621
Intuit, Inc.	536	177,700
KLA Corp.	163	313,239
Lam Research Corp.	1,070	340,453
Lumentum Holdings, Inc.(c)	192	164,152
Marvell Technology, Inc.	2,776	569,080
Microchip Technology, Inc.	3,880	367,242
Micron Technology, Inc.	577	560,267
Microsoft Corp.	640	288,154
Monolithic Power Systems, Inc.	228	357,096
NVIDIA Corp.	1,410	297,707
NXP Semiconductors N.V. (Netherlands)	1,276	410,043
Palantir Technologies, Inc., Class A(c)	1,620	253,595
Palo Alto Networks, Inc.(c)	1,497	421,690
QUALCOMM, Inc.	1,880	471,917
Roper Technologies, Inc.	690	224,616
Sandisk Corp.(c)	240	406,795
Seagate Technology Holdings PLC	593	521,721
Shopify, Inc., Class A (Canada)(c)	2,090	248,104
Strategy, Inc., Class A(c)	1,798	286,044
Synopsys, Inc.(c)	580	275,860
Texas Instruments, Inc.	1,304	398,607
Western Digital Corp.	832	441,967
Workday, Inc., Class A(c)	1,800	263,142
Zscaler, Inc.(c)	1,610	224,965
		14,860,423
Materials-0.84%
Linde PLC	500	248,845
Utilities-3.34%
American Electric Power Co., Inc.	1,942	245,993
Constellation Energy Corp.	866	249,192
See accompanying notes which are an integral part of this schedule.

Invesco QQQ Equal Weight ETF (QEW)—(continued)
May 31, 2026
(Unaudited)
	Shares	Value
Utilities-(continued)
Exelon Corp.	5,250	$239,610
Xcel Energy, Inc.	3,180	252,810
		987,605
Total Common Stocks & Other Equity Interests (Cost $28,038,079)		29,467,997
Money Market Funds-0.25%
Invesco Government & Agency Portfolio, Institutional Class, 3.53%(d)(e) (Cost $73,108)	73,108	73,108
TOTAL INVESTMENTS IN SECURITIES-99.98% (Cost $28,111,187)		29,541,105
OTHER ASSETS LESS LIABILITIES-0.02%		4,840
NET ASSETS-100.00%		$29,545,945

Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Restricted security. The aggregate value of these securities at May 31, 2026 was $308,374, which represented 1.04% of the Fund’s Net Assets.
(c)	Non-income producing security.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the period ended May 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$91,427	$(18,319)	$-	$-	$73,108	$114

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2026.
The valuation policy and a listing of other significant accounting policies are available in the most recent Statement of Additional Information.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco QQQ Low Volatility ETF (QQLV)
May 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.87%
Communication Services-3.04%
Comcast Corp., Class A	2,690	$66,900
Consumer Discretionary-8.34%
O’Reilly Automotive, Inc.(b)	1,029	89,400
Ross Stores, Inc.	406	94,082
		183,482
Consumer Staples-31.10%
Coca-Cola Europacific Partners PLC (United Kingdom)	888	80,533
Costco Wholesale Corp.	96	91,807
Keurig Dr Pepper, Inc.	2,646	79,459
Kraft Heinz Co. (The)	3,418	82,066
Mondelez International, Inc., Class A	1,559	95,364
Monster Beverage Corp.(b)	1,115	98,209
PepsiCo, Inc.	557	80,314
Walmart, Inc.	660	76,395
		684,147
Industrials-30.71%
Automatic Data Processing, Inc.	445	98,719
Cintas Corp.	495	84,774
Copart, Inc.(b)	2,121	69,505
CSX Corp.	2,129	96,358
Fastenal Co.	1,747	77,217
Ferrovial N.V.	1,195	81,272
Honeywell International, Inc.	352	83,727
Paychex, Inc.	867	84,082
		675,654
	Shares	Value
Information Technology-7.77%
Microsoft Corp.	204	$91,849
Roper Technologies, Inc.	243	79,104
		170,953
Materials-4.86%
Linde PLC	215	107,003
Utilities-14.05%
American Electric Power Co., Inc.	837	106,023
Exelon Corp.	2,214	101,047
Xcel Energy, Inc.	1,282	101,919
		308,989
Total Common Stocks & Other Equity Interests (Cost $2,289,033)		2,197,128
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 3.53%(c)(d) (Cost $685)	685	685
TOTAL INVESTMENTS IN SECURITIES-99.90% (Cost $2,289,718)		2,197,813
OTHER ASSETS LESS LIABILITIES-0.10%		2,117
NET ASSETS-100.00%		$2,199,930

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$57,176	$(56,491)	$-	$-	$685	$79
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	94,026	336,989	(431,015)	-	-	-	119 *
Invesco Private Prime Fund	244,597	553,742	(798,339)	(10)	10	-	308 *
Total	$338,623	$947,907	$(1,285,845)	$(10)	$10	$685	$506

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of May 31, 2026.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
May 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2026, for each Fund (except for Invesco QQQ Equal Weight ETF and Invesco QQQ Low Volatility ETF). As of May 31, 2026, all of the securities in Invesco QQQ Equal Weight ETF and Invesco QQQ Low Volatility ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco ESG NASDAQ 100 ETF
Investments in Securities
Common Stocks & Other Equity Interests	$211,876,532	$-	$-	$211,876,532
Money Market Funds	88,597	190,235	-	278,832
Total Investments	$211,965,129	$190,235	$-	$212,155,364
Invesco NASDAQ 100 ETF
Investments in Securities
Common Stocks & Other Equity Interests	$97,000,851,808	$-	$-	$97,000,851,808
Money Market Funds	114,261,336	308,156,385	-	422,417,721
Total Investments in Securities	97,115,113,144	308,156,385	-	97,423,269,529
Other Investments - Assets*
Futures Contracts	26,471,428	-	-	26,471,428
Total Investments	$97,141,584,572	$308,156,385	$-	$97,449,740,957
Invesco NASDAQ Future Gen 200 ETF
Investments in Securities
Common Stocks & Other Equity Interests	$18,889,308	$-	$3,728	$18,893,036
Money Market Funds	3,422	5,884,602	-	5,888,024
Total Investments	$18,892,730	$5,884,602	$3,728	$24,781,060
Invesco NASDAQ Next Gen 100 ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,109,222,368	$-	$-	$1,109,222,368
Money Market Funds	-	207,780,653	-	207,780,653
Total Investments	$1,109,222,368	$207,780,653	$-	$1,317,003,021

*	Unrealized appreciation (depreciation).